Loans (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accretable yield, or income expected to be collected on purchased loans
Beginning balance	$ 193	$ 250
New loans purchased
Reclassification from non-accretable yield	7	30
Accretion of income	(69)	(87)
Disposals	(3)
Ending balance	$ 128	$ 193